Intangible assets and property, plant and equipment	6 Months Ended
Jun. 30, 2026
Intangible assets and property, plant and equipment
Intangible assets and property, plant and equipment

8.     Intangible assets and property, plant and equipment

		Property,
	Intangible	plant and
	assets	equipment
	$'m	$'m
Net book value at January 1, 2026	1,181	2,515
Additions	8	115
Disposals	—	(7)
Charge for the period	(72)	(168)
Foreign exchange	(19)	(26)
At June 30, 2026	1,098	2,429

At June 30, 2026, the carrying amount of goodwill included within intangible assets was $1,017 million (December 31, 2025: $1,035 million).

At June 30, 2026, the carrying amount of the right-of-use assets included within property, plant and equipment was $356 million (December 31, 2025: $392 million).

The Group recognized a depreciation charge of $168 million in the six months ended June 30, 2026 (2025: $157 million), of which $50 million (2025: $47 million) relates to right-of-use assets.

Impairment test for goodwill

Goodwill is not subject to amortization and is tested annually for impairment following the approval of the annual budget (normally at the end of the financial year), or more frequently if events or changes in circumstances indicate a potential impairment.

Management has considered whether any impairment indicators existed at the reporting date, and has concluded that the carrying amount of the goodwill is fully recoverable as at June 30, 2026.